Income tax (Tables)	12 Months Ended
Dec. 31, 2021
Income tax [Abstract]
Expected Tax Charge/(Credit) and Reconciles to Actual Tax Charge/(Credit)
The Group’s expected tax charge/(credit) of $nil for each year is based on the applicable tax rate in Ireland and reconciles to the actual tax charge/(credit) as follows:

	Year ended December 31,
	2021	2020	2019
	$’000	$’000	$’000
Loss before tax	9,202	446	310
Tax credit calculated at the domestic tax rate 12.5%	(1,150)	(56)	(39)
Tax effects of:
Losses for which no deferred tax asset was recognized	1,150	56	39
Tax charge/(credit)	—	—	—